Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	$ (811.7)
Payment received in accordance with AFFA	62.8
AICF operating costs paid - non claims-handling	(1.7)	$ (2.5)	$ (2.1)
Change in actuarial estimate	2.4	(129.0)	(340.3)
Change in claims handling cost estimate	1.2	1.1	$ 0.9
Movement in Income Tax Payable	(19.5)
Other movements	(2.1)
Effect of foreign exchange	(2.6)
Net Unfunded AFFA liability, net of tax, Ending Balance	(766.7)	(811.7)
Asbestos Liability [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(1,421.6)
Asbestos claims paid	113.9
AICF claims-handling costs incurred (paid)	1.2
Change in actuarial estimate	2.4
Change in claims handling cost estimate	1.2
Effect of foreign exchange	0.7
Net Unfunded AFFA liability, net of tax, Ending Balance	(1,302.2)	(1,421.6)
Insurance Receivables [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	178.6
Change in actuarial estimate	4.5
Insurance recoveries	(17.2)
Effect of foreign exchange	(0.2)
Net Unfunded AFFA liability, net of tax, Ending Balance	165.7	178.6
Deferred Tax Assets [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	405.2
Movement in Income Tax Payable	(18.9)
Other movements	(1.7)
Effect of foreign exchange	0.3
Net Unfunded AFFA liability, net of tax, Ending Balance	384.9	405.2
Other Loan Facilities [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	(13.6)
Funds received from NSW under loan agreement	(60.5)
Funds repaid to NSW under loan agreement	27.3
Effect of foreign exchange	(3.9)
Net Unfunded AFFA liability, net of tax, Ending Balance	(50.7)	(13.6)
Restricted Cash and Investments [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	22.0
Asbestos claims paid	(113.9)
Payment received in accordance with AFFA	62.8
AICF claims-handling costs incurred (paid)	(1.2)
AICF operating costs paid - non claims-handling	(1.7)
Insurance recoveries	17.2
Funds received from NSW under loan agreement	60.5
Funds repaid to NSW under loan agreement	(27.3)
Other movements	(0.7)
Effect of foreign exchange	(0.7)
Net Unfunded AFFA liability, net of tax, Ending Balance	17.0	22.0
Other Assets and Liabilities [Member]
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	17.7
Movement in Income Tax Payable	(0.6)
Other movements	0.3
Effect of foreign exchange	1.2
Net Unfunded AFFA liability, net of tax, Ending Balance	$ 18.6	$ 17.7